SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20-33
Office furniture and equipment	7 - 20
Internal use software	33

Schedule of Other Intangible Assets Depreciation Rates
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	13
Customer relationships and distribution network	16
Trademarks	12
Customer backlog	100

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2016 and 2015:

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities		Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$	(1,930)	$(569)	$(21,706)	$(24,205)

Other comprehensive income (loss) before reclassifications		5,102	600	(24,801)	(19,099)
Amounts reclassified from accumulated other comprehensive income		(3,388)	(132)	-	(3,520)

Net current-period other comprehensive income (loss)		1,714	468	(24,801)	(22,619)

Ending balance		$(216)	$(101)	$(46,508)	$(46,824)

	Year ended December 31, 2015
	Unrealized gains (losses) on marketable securities		Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance		$183	$(3,625)	$(7,104)	$(10,546)

Other comprehensive income (loss) before reclassifications		(2,081)	(954)	(14,602)	(17,637)
Amounts reclassified from accumulated other comprehensive income		(32)	4,010	-	3,978

Net current-period other comprehensive income (loss)		(2,113)	3,056	(14,602)	(13,659)

Ending balance	$	(1,930)	$(569)	$(21,706)	$(24,205